Equity affiliates, other investments and related parties	12 Months Ended
Dec. 31, 2020
Equity affiliates, other investments and related parties
Equity affiliates, other investments and related parties

NOTE 8 Equity affiliates, other investments and related parties

8.1 Equity affiliates: investments and loans

Accounting principles

Under the equity method, the investment in the associate or joint venture is initially recognized at acquisition cost and subsequently adjusted to recognize the Group’s share of the net income and other comprehensive income of the associate or joint venture.

Unrealized gains on transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity accounted entity.
In equity affiliates, goodwill is included in investment book value.

In cases where the group holds less than 20% of the voting rights in another entity, the determination of whether the Group exercises significant influence is also based on other facts and circumstances: representation on the board of directors or an equivalent governing body of the entity, participation in policy-making processes, including participation in decisions relating to dividends or other distributions, significant transactions between the investor and the entity, exchange of management personnel, or provision of essential technical information.

The contribution of equity affiliates in the consolidated balance sheet, consolidated statement of income and consolidated statement of comprehensive income is presented below:

Equity value
As of December 31,
(M$)	2020	2019	2018
Total Associates	15,745	17,026	13,330
Total Joint ventures	7,102	6,097	5,359
Total	22,847	23,123	18,689
Loans	5,129	3,999	4,755
TOTAL	27,976	27,122	23,444

Profit/(loss)
(M$)	2020	2019	2018
Total Associates	753	2,534	2,329
Total Joint ventures	(301)	872	841
TOTAL	452	3,406	3,170

Other comprehensive income
(M$)	2020	2019	2018
Total Associates	(1,704)	592	(461)
Total Joint ventures	(127)	(184)	(79)
TOTAL	(1,831)	408	(540)

A) Information related to associates

Information (100% gross) related to significant associates is as follows:

Exploration and production activites	Novatek(a)			Liquefaction entities			PetroCedeño(a)
(M$)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Non current assets	23,748	24,081	14,639	34,273	30,578	28,664	4,008	3,994	4,324
Current assets	4,170	6,898	4,545	7,537	9,994	9,358	6,428	7,457	5,580
Total Assets	27,918	30,979	19,184	41,810	40,572	38,022	10,436	11,451	9,904
Shareholder’s equity	22,160	24,884	14,163	23,403	23,640	22,615	4,548	4,548	4,581
Non current liabilities	3,164	3,727	3,086	13,608	11,445	9,826	73	76	20
Current liabilities	2,594	2,368	1,935	4,799	5,487	5,581	5,815	6,827	5,303
Total Liabilities	27,918	30,979	19,184	41,810	40,572	38,022	10,436	11,451	9,904
Revenue from sales	9,733	13,227	13,415	15,584	22,684	25,644	66	356	1,629
Net income	1,759	8,260	4,636	2,416	5,692	7,408	—	(33)	122
Other comprehensive income	(3,206)	1,807	(2,545)	—	—	—	—	—	–
% owned	19.40%	19.40%	19.40%				30.32%	30.32%	30.32%
Revaluation identifiable assets on equity affiliates	1,297	1,641	1,556	1,837	1,714	44	—	—	—
Equity value	5,596	6,469	4,303	5,534	5,493	3,758	1,379	1,379	1,389
Profit/(loss)	264	1,508	794	237	637	874	—	(10)	37
Share of Other Comprehensive Income, net amount	(1,409)	634	(540)	(122)	23	49	—	—	—
Dividends paid to the Group	229	266	151	406	752	816	—	—	218
(a)	Information includes the best Group’s estimates of results at the date of TOTAL's financial statements.

Novatek, listed in Moscow and London, is the 2nd largest producer of natural gas in Russia. The Group share of Novatek’s market value amounted to $9,951 million as at December 31, 2020. Novatek is consolidated by the equity method. TOTAL, in fact, exercises significant influence particularly through its representation on the Board of Directors of Novatek and its interest in Yamal LNG and the project Arctic LNG 2.

The Group is not aware of significant restrictions limiting the ability of OAO Novatek to transfer funds to its shareholder, be it under the form of dividends, repayment of advances or loans made.

The Group’s interests in associates operating liquefaction plants are combined. The amounts include investments in: Nigeria LNG (15.00%), Angola LNG (13.60%), Yemen LNG (39.62%), Qatar Liquefied Gas Company Limited (Qatargas) (10.00%), Qatar Liquefied Gas Company Limited II  (16.70%), Oman LNG (5.54%), and Abu Dhabi Gas Liquefaction Company Limited (5.00%), Arctic LNG 2 (10.00%).

PetroCedeño produces and upgrades extra-heavy crude oil in Venezuela.

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2020	2019	2018	2020	2019	2018
Non current assets	10,698	10,976	11,281	4,105	4,160	3,968
Current assets	1,211	1,793	2,069	1,521	1,571	1,741
Total Assets	11,909	12,769	13,350	5,626	5,731	5,709
Shareholder’s equity	1,256	2,113	2,412	2,717	2,676	2,748
Non current liabilities	7,994	8,098	8,398	2,171	2,150	1,914
Current liabilities	2,659	2,558	2,540	738	905	1,047
Total Liabilities	11,909	12,769	13,350	5,626	5,731	5,709
Revenue from sales	6,031	10,522	11,886	5,222	8,225	9,929
Net income	(686)	(171)	122	91	42	409
Other comprehensive income	(171)	(124)	16	—	111	(21)
% owned	37.50%	37.50%	37.50%
Revaluation identifiable assets on equity affiliates	—	—	—	—	—	—
Equity value	471	792	905	716	706	740
Profit/(loss)	(257)	(64)	46	57	91	198
Share of Other Comprehensive Income, net amount	(128)	(33)	40	(16)	14	6
Dividends paid to the Group	—	—	56	63	159	271

Saudi Aramco Total Refining & Petrochemicals is an entity including a refinery in Jubail, Saudi Arabia, with a capacity of 460,000 barrels/day with integrated petrochemical units.

The Group’s interests in associates of the Refining & Chemicals segment, operating steam crackers and polyethylene lines in Qatar have been combined: Qatar Petrochemical Company Ltd. (20.00%), Qatofin (49.09%), Laffan Refinery (10.00%) and Laffan Refinery II (10.00%).

B) Information related to joint ventures

The information (100% gross) related to significant joint ventures is as follows:

	Liquefaction entities			Hanwha Total Petrochemicals
	(Integrated Gas, Renewables & Power)			(Refining & Chemicals)
(M$)	2020	2019	2018	2020	2019	2018
Non current assets	70,425	70,279	68,003	4,664	4,310	4,017
Current assets excluding cash and cash equivalents	1,513	1,866	1,928	1,575	1,842	2,180
Cash and cash equivalents	1,834	1,678	339	303	322	237
Total Assets	73,772	73,823	70,270	6,542	6,474	6,434
Shareholder’s equity	4,433	7,151	7,059	3,443	3,319	3,534
Other non current liabilities	8,259	6,864	3,472	167	150	157
Non current financial debts	58,128	56,379	56,841	1,703	1,761	1,418
Other current liabilities	2,952	3,429	2,898	583	756	725
Current financial debts	–	–	–	646	488	600
Total Liabilities	73,772	73,823	70,270	6,542	6,474	6,434
Revenue from sales	8,543	9,240	2,908	5,734	8,437	10,191
Depreciation and depletion of tangible assets and mineral interests	(3,130)	(3,040)	(1,227)	(278)	(256)	(269)
Interest income	2	5	119	–	–	9
Interest expense	(2,972)	(2,993)	(670)	(2)	(14)	(5)
Income taxes	77	(270)	(386)	(69)	(124)	(310)
Net income	(2,399)	383	2,029	133	302	754
Other comprehensive income	(323)	(429)	132	194	(116)	(169)
% owned				50.00%	50.00%	50.00%
Revaluation identifiable assets on equity affiliates	546	660	683	–	–	–
Equity value	1,602	2,318	2,404	1,721	1,660	1,767
Profit/(loss)	(633)	(19)	192	67	150	377
Share of Other Comprehensive Income, net amount	(84)	(112)	40	87	(68)	(67)
Dividends paid to the Group	–	–	–	102	200	332

The Group’s interests in joint ventures operating liquefaction plants have been combined. The amounts include investments in Yamal LNG in Russia (20.02% direct holding) and Ichthys LNG in Australia (26.00%).

Hanwha Total Petrochemicals is a South Korean company that operates a petrochemical complex in Daesan (condensate separator, steam cracker, styrene, paraxylene, polyolefins).

Off balance sheet commitments relating to joint ventures are disclosed in Note 13 of the Consolidated Financial Statements.

C) Other equity consolidated affiliates

In Group share, the main aggregated financial items in equity consolidated affiliates including assets held for sale, which have not been presented individually are as follows:

	2020		2019		2018
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	5,454	7,002	5,435	4,287	4,512	2,487
Current assets	1,299	1,671	1,357	1,276	1,263	752
TOTAL ASSETS	6,753	8,673	6,792	5,563	5,775	3,239
Shareholder's equity	1,183	1,963	1,405	1,437	1,438	1,108
Non current liabilities	4,881	5,469	4,412	3,091	3,254	1,585
Current liabilities	689	1,241	975	1,035	1,083	546
TOTAL LIABILITIES	6,753	8,673	6,792	5,563	5,775	3,239

	2020		2019		2018
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,154	3,116	2,190	3,535	2,542	11,914
NET INCOME	478	202	383	288	380	281
Share of other comprehensive income items	(29)	(130)	(46)	(4)	(16)	(52)
Equity value	2,049	3,779	2,187	2,119	2,235	1,188
Profit/(Loss)	452	265	372	741	380	272
Dividends paid to the Group	409	59	362	50	416	49

8.2 Other investments

Accounting principles

Other investments are equity instruments and are measured according to IFRS 9 at fair value through profit and loss (default option). On initial recognition, the standard allows to make a choice and record the changes of fair value in other comprehensive income. For these securities, only dividends can be recognized in profit or loss.

The Group recognizes changes in fair value in equity or in profit or loss according to the option chosen on an instrument by instrument basis.

For quoted shares on active markets, this fair value is equal to the market price.

	As of			As of
As of December 31, 2020	January 1,	Increase -	Change in	December 31,
	2020	Decrease	fair value	2020
Enphase Energy Inc	173	(251)	691	613
Tellurian Investments Inc.	207	(1)	(149)	57
Other shares through fair value OCI (unit value < $50M)	126	(4)	(9)	113
Equity instruments recorded through fair value OCI	506	(256)	533	783
BBPP	62	(4)	–	58
BTC Limited	28	–	(1)	27
Tas Helat Marketing Company (a)	108	(108)	–	–
Other shares through fair value P&L (unit value < $50M)	1,074	84	(19)	1,139
Equity instruments recorded through fair value P&L	1,272	(28)	(20)	1,224
TOTAL EQUITY INSTRUMENTS	1,778	(284)	513	2,007
(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It was consolidated in 2020 (using the equity method).

	As of			As of
As of December 31, 2019	January 1,	Increase -	Change in	December 31,
	2019	Decrease	fair value	2019
Enphase Energy Inc	36	(5)	142	173
Tellurian Investments Inc.	207	–	–	207
Other shares through fair value OCI (unit value < $50M)	119	7	–	126
Equity instruments recorded through fair value OCI	362	2	142	506
BBPP	62	–	–	62
BTC Limited	50	–	(22)	28
Tas Helat Marketing Company (a)	–	108	–	108
Total Lubrificantes do Brasil (b)	111	(111)	–	–
Other shares through fair value P&L (unit value < $50M)	836	238	–	1,074
Equity instruments recorded through fair value P&L	1,059	235	(22)	1,272
TOTAL EQUITY INSTRUMENTS	1,421	237	120	1,778
(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It will be consolidated in 2020 (using the equity method).
(b)	Total Lubrificantes do Brasil was consolidated in 2019.

	As of			As of
As of December 31, 2018	January 1,	Increase -	Change in	December 31,
	2018	Decrease	fair value	2018
Tellurian Investments Inc.	207	–	–	207
Other shares through fair value OCI (unit value < $50M)	77	80	(2)	155
Equity instruments recorded through fair value OCI	284	80	(2)	362
BBPP	62	–	–	62
BTC Limited	55	–	(5)	50
DUNKERQUE LNG SAS	144	(217)	73	–
Total Lubrificantes do Brasil(a)	–	111	–	111
Other shares through fair value P&L (unit value < $50M)	1,182	(346)	–	836
Equity instruments recorded through fair value P&L	1,443	(452)	68	1,059
TOTAL EQUITY INSTRUMENTS	1,727	(372)	66	1,421
(a)	Total Lubrificantes do Brasil will be consolidated in 2019.

8.3 Related parties

The main transactions as well as receivable and payable balances with related parties (principally non-consolidated subsidiaries and equity consolidated affiliates) are detailed as follows:

As of December 31,
(M$)	2020	2019	2018
Balance sheet
Receivables
Debtors and other debtors	545	486	496
Loans (excl. loans to equity affiliates)	89	42	57
Payables
Creditors and other creditors	662	968	888
Debts	3	2	2

For the year ended December 31,
(M$)	2020	2019	2018
Statement of income
Sales	3,134	4,127	4,192
Purchases	(7,183)	(10,158)	(9,253)
Financial income	1	4	2
Financial expense	(6)	(4)	(5)

8.4 Compensation for the administration and management bodies

The aggregate amount of direct and indirect compensation accounted by the French and foreign affiliates of the Company, for all executive officers of TOTAL as of December 31 and for the members of the Board of Directors who are employees of the Group, is detailed below.

During the fiscal year 2020, the Company, taking into account the definition used by the US regulations applicable to Executive Officers and in the interest of harmonization, has chosen to reduce the list of its Executive Officers to the members of the Executive Committee in order to align this list with the list of “Persons Discharging Managerial Responsibilities" (PDMR) within the meaning of Article 19.5 of Regulation (EU) No. 596/2014 on Market Abuse ("Regulation"). For the purposes of this Regulation, PDMRs are defined as the persons referred to in Article L. 621-18-2 (a) of the French Monetary and Financial Code (the "Directors") and the persons referred to in Article L. 621-18-2 (b) of the same code that TOTAL SE has defined as the members of the TOTAL Executive Committee ("COMEX").

As of December 31, 2020, the Group executive officers are the members of the Executive Committee, i.e. eight people.

As of December 31, 2019, the Group executive officers included the members of the Executive Committee and the four directors of the corporate functions members of the Group Performance Management Committee (Communication, Legal, Health, Safety and Environment, Investor relations), and the Group Treasurer, i.e. thirteen people.

There are three employees members of the Board of Directors on December 31, 2020. They were two on December 31, 2019. The increase in the number of employees members results from the appointment of a second director representing employees on the Board of Directors in accordance with the French “Pacte law” of May 22, 2019.

For the year ended December 31,
(M$)	2020	2019	2018
Number of people	11	15	15
Direct or indirect compensation	12.6	15.0	17.7
Pension expenses (a)	1.5	(4.9)	2.5
Share-based payments expense (IFRS 2) (b)	7.2	8.7	12.6

(a)	The benefits provided for executive officers of the Group and the members of the Board of Directors, who are employees of the Group, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent $129.0 million provisioned as of December 31, 2020 (against $113.3 million as of December 31, 2019 and $117.0 million as of December 31, 2018). Converted into Euros, this commitment amounts to €105.2 million as of December 31, 2020 (against €100.8 million as of December 31, 2019 and €102.2 million as of December 31, 2018).
(b)	Share-based payments expense computed for the executive officers and the members of the Board of Directors who are employees of the Group and based on the principles of IFRS 2 “Share-based payments” described in Note 9.

Restating the 2019 and 2018 data, to the scope of the main Group of executive officers as defined in 2020, the detail of the compensation is as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Number of people	11	10	9
Direct or indirect compensation	12.6	12.0	14.0
Pension expenses	1.5	(2.4)	1.4
Share-based payments expense (IFRS 2)	7.2	7.7	12.1

The compensation allocated to members of the Board of Directors for directors’ fees totaled $1.44 million in 2020 ($1.57 million in 2019 and $1.65 million in 2018).